COMMITMENTS AND CONTINGENCIES - Narrative (Details)	Sep. 03, 2020 arbitration	Jul. 13, 2020 plaintiff	Jun. 13, 2019 plaintiff	Aug. 31, 2018 plaintiff	Aug. 14, 2018 USD ($) plaintiff	Dec. 31, 2020 USD ($) lawsuit
Other Commitments [Line Items]
Loss contingency reserve						$ 0
Number of lawsuits with possible material impact (one or more) | lawsuit						1
Purchase Obligation
Other Commitments [Line Items]
Purchase obligations due in next twelve months						$ 54,000,000.0
Purchase obligations due between one and three years						9,000,000.0
Purchase obligations due between three and five years						12,000,000.0
Total purchase obligations						75,000,000.0
Surety Bond
Other Commitments [Line Items]
Funding commitments						$ 200,000
Tinder Optionholder Litigation
Other Commitments [Line Items]
Number of plaintiffs | plaintiff			2	6	10
Number of plaintiffs who filed a discontinuance of claims | plaintiff		4		4
Number of arbitrations | arbitration	4
Tinder Optionholder Litigation | Pending Litigation
Other Commitments [Line Items]
Damages sought					$ 2,000,000,000